UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00861

Fidus Investment Corporation

(Exact name of registrant as specified in its charter)

1603 Orrington Avenue, Suite 1005, Evanston, IL 60201

(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1) Title of the class of securities of Fidus Investment Corporation (the “Company”) to be redeemed:

3.50% Notes due 2026 (CUSIP: 316500 AC1) (the “Notes”).

(2) Date on which the securities are to be redeemed:

The Notes will be redeemed on June 29, 2026.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the indenture, dated as of February 2, 2018 (the “Base Indenture”), by and between the Company and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) (“U.S. Bank”), as trustee (the “Base Indenture”) and (ii) Section 1.01(h) of the Fifth Supplemental Indenture, dated as of October 8, 2021, by and between the Company and U.S. Bank, as trustee (the “Fifth Supplemental Indenture” and together with the Base Indenture, the “Indenture”).

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem, in full, $125,000,000 in aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Indenture.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 29, 2026	Fidus Investment Corporation

	By:	/s/ Shelby Sherard
Name: Shelby Sherard
Title: Chief Financial Officer and Secretary